Earnings/(Loss) Per Common Share (Details) - USD ($)			12 Months Ended
		Apr. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings/(Loss) Per Common Share [Abstract]
Net income/(loss)	[1]		$ (45,142)	$ 1,051,403	$ 15,425,465
Comprehensive income/(loss)	[1]		(45,142)	1,051,403	15,425,465
Dividend on Series A Preferred Shares			(358,333)	0	0
Net income/(loss) attributable to common shareholders, basic			(403,475)	1,051,403	15,425,465
Dividend on Series A Preferred Shares			0	0	0
Net income/(loss) attributable to common shareholders, diluted			$ (403,475)	$ 1,051,403	$ 15,425,465
Weighted average number of common shares outstanding, basic (in shares)		477,345	1,492,097	477,345	477,345
Effect of dilutive shares (in shares)			0	4,532,949	4,532,949
Weighted average number of common shares outstanding, diluted (in shares)			1,492,097	5,010,294	5,010,294
Earnings/(Loss) per common share, basic (in dollars per share)			$ (0.3)	$ 2.2	$ 32.3
Earnings/(Loss) per common share, diluted (in dollars per share)			$ (0.3)	$ 0.2	$ 3.1
Gain on sale of vessel			$ 0	$ 0	$ 8,226,258

[1]	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).